Summary of the Common Stock Option, by Exercise Price Range (Detail) - May. 31, 2015 - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Number	3,807,543
Total Weighted Average Exercise Price	$ 4.04
Total Weighted Average Remaining Life (years)	5 years 9 months 4 days
Exercisable Number	3,524,209
Exercisable Weighted Average Exercise Price	$ 3.74
Exercisable, Weighted Average Remaining Life (years)	4 years 9 months
Exercise Price Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 0.00
Exercise Price Range, Upper Range Limit	$ 1.00
Total Number	930,543
Total Weighted Average Exercise Price	$ 0.36
Total Weighted Average Remaining Life (years)	5 years 2 months 1 day
Exercisable Number	930,543
Exercisable Weighted Average Exercise Price	$ 0.36
Exercisable, Weighted Average Remaining Life (years)	5 years 2 months 1 day
Exercise Price Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.01
Exercise Price Range, Upper Range Limit	$ 5.00
Total Number	1,150,000
Total Weighted Average Exercise Price	$ 1.11
Total Weighted Average Remaining Life (years)	6 years 10 months 17 days
Exercisable Number	1,150,000
Exercisable Weighted Average Exercise Price	$ 1.11
Exercisable, Weighted Average Remaining Life (years)	6 years 10 months 17 days
Exercise Price Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 5.01
Exercise Price Range, Upper Range Limit	$ 10.00
Total Number	1,700,000
Total Weighted Average Exercise Price	$ 7.89
Total Weighted Average Remaining Life (years)	5 years 4 months 24 days
Exercisable Number	1,416,667
Exercisable Weighted Average Exercise Price	$ 7.89
Exercisable, Weighted Average Remaining Life (years)	6 years 18 days
Exercise Price Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 10.01
Exercise Price Range, Upper Range Limit	$ 15.00
Total Number	27,000
Total Weighted Average Exercise Price	$ 14.19
Total Weighted Average Remaining Life (years)	10 months 20 days
Exercisable Number	27,000
Exercisable Weighted Average Exercise Price	$ 14.19
Exercisable, Weighted Average Remaining Life (years)	10 months 20 days